UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        November 14, 2008
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $330,095 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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

		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Aurizon Mines Ltd	     COM	05155P106  1,040    388,174    SH 	SOLE  01 02 03 04 05 06 07  388,174
Bank of America Corp	     COM	060505104  840	    24,000     SH 	SOLE  02 03 04 05 06 07     24,000
BCE Inc			     COM NEW	05534B760  345	    10,000     SH 	SOLE  01 02 03 04 05 06 07  10,000
Bristol Myers Squibb Co	     COM	110122108  726	    34,800     SH 	SOLE  02 03 04 05 06 07     34,800
Bunge Limited		     COM	G16962105  1,579    25,000     SH 	SOLE  01 02 03 04 05 06 07  25,000
Captaris Inc		     COM	14071N104  2,543    551,900    SH 	SOLE  01 02 03 04 05 06 07  551,900
Cherokee Intl Corp	     COM	164450108  371	    130,385    SH 	SOLE  01 02 03 04 05 06 07  130,385
CIT Group Inc		     COM	125581108  105	    15,100     SH 	SOLE  01 02 03 04 05 06 07  15,100
Citigroup Inc		     COM	172967101  500	    24,400     SH 	SOLE  02 03 04 05 06 07     24,400
Constellation Energy	     COM	210371100  2,951    121,500    SH 	SOLE  01 02 03 04 05 06 07  121,500
Corn ProdS Intl Inc	     COM	219023108  20,324   630,000    SH 	SOLE  01 02 03 04 05 06 07  630,000
Corus Bankshares Inc	     COM	220873103  608	    150,000    SH 	SOLE  02 03 04 05 06 07     150,000
Disney Walt Co	             COM DISNEY	254687106  6,908    225,100    SH 	SOLE  02 03 04 05 06 07     225,100
Encana Corp	             COM	292505104  3,146    49,258     SH 	SOLE  01 02 03 04 05 06 07  49,258
Etelcare Global Solutions    SPON ADR	29759R102  1,655    200,000    SH 	SOLE  01 02 03 04 05 06 07  200,000
Fairfax Finl Hldgs Ltd	     SUB VTG	303901102  14,439   45,000     SH 	SOLE  02 03 04 05 06 07     45,000
Foundry Networks Inc	     COM	35063R100  18,199   1,000,000  SH 	SOLE  01 02 03 04 05 06 07  1,000,000
General Electric Co	     COM	369604103  255	    10,000     SH 	SOLE  01 02 03 04 05 06 07  10,000
Genworth Finl Inc	     COM CL A	37247D106  594	    69,000     SH 	SOLE  02 03 04 05 06 07     69,000
Grey Wolf Inc	             COM	397888108  36,750   4,726,700  SH 	SOLE  01 02 03 04 05 06 07  4,726,700
Hercules Inc	             COM	427056106  6,922    350,000    SH 	SOLE  01 02 03 04 05 06 07  350,000
HSBC Hldgs PLC	             SPON ADR	404280406  727	    9,000      SH 	SOLE  02 03 04 05 06 07     9,000
I2 technologies Inc	     COM NEW	465754208  3,730    276,700    SH 	SOLE  01 02 03 04 05 06 07  276,700
Ikon Office Solutions Inc    COM	451713101  6,457    379,854    SH 	SOLE  01 02 03 04 05 06 07  379,854
Ingersoll-Rand Company Ltd   CL A	G4776G101  5,458    175,100    SH 	SOLE  02 03 04 05 06 07     175,100
International Coal Grp Inc   COM	45928H106  12,493   1,003,365  SH 	SOLE  01 02 03 04 05 06 07  1,003,365
IPC Hldgs Ltd	             ORD	G4933P101  7,809    258,500    SH 	SOLE  02 03 04 05 06 07     258,500
Ishares Silver Trust	     ISHARES	46428Q109  11,700   988,010    SH 	SOLE  01 02 03 04 05 06 07  988,010
James River Coal Co	     COM NEW	470355207  15,676   713,340    SH 	SOLE  01 02 03 04 05 06 07  713,340
Johnson & Johnson	     COM	478160104  7,392    106,700    SH 	SOLE  02 03 04 05 06 07     106,700
JPMorgan & Chase & Co	     COM	46625H100  887	    19,000     SH 	SOLE  02 03 04 05 06 07     19,000
Marshall & Ilsley Corp New   COM	571837103  605	    30,000     SH 	SOLE  02 03 04 05 06 07     30,000
Mattel Inc		     COM	577081102  7,817    433,300    SH 	SOLE  02 03 04 05 06 07     433,300
MBIA Inc		     COM	55262C100  238	    20,000     SH 	SOLE  01 02 03 04 05 06 07  20,000
MBIA Inc		     COM	55262C100  476	    40,000     SH 	SOLE  02 03 04 05 06 07     40,000
Merck & Co Inc		     COM	589331107  1,707    54,100     SH 	SOLE  02 03 04 05 06 07     54,100
Merrill Lynch & Co Inc	     COM	590188108  22,756   900,000    SH 	SOLE  01 02 03 04 05 06 07  900,000
Merrill Lynch & Co Inc	     COM	590188108  633	    25,000     SH 	SOLE  02 03 04 05 06 07     25,000
Montpelier Re Holdings Ltd   COM	G62185106  7,882    477,400    SH 	SOLE  02 03 04 05 06 07     477,400
Napster Inc		     COM	630797108  3,913    1,500,000  SH 	SOLE  01 02 03 04 05 06 07  1,500,000
New Gold Inc CDA	     COM	644535106  26,012   5,601,878  SH 	SOLE  01 02 03 04 05 06 07  5,601,878
Nexen Inc	 	     COM	65334H102  9,278    399,650    SH 	SOLE  01 02 03 04 05 06 07  399,650
Odyssey Re Hldgs Corp	     COM	67612W108  3,397    77,550     SH 	SOLE  02 03 04 05 06 07     77,550
Partnerre Ltd	             COM	G6852T105  7,864    115,500    SH 	SOLE  02 03 04 05 06 07     115,500
PeopleSupport Inc	     COM	712714302  340	    29,073     SH 	SOLE  01 02 03 04 05 06 07  29,073
Petro-Cda	             COM	71644E102  11,214   336,995    SH 	SOLE  01 02 03 04 05 06 07  336,995
Pfizer Inc	             COM	717081103  5,589    303,100    SH 	SOLE  02 03 04 05 06 07     303,100
Philadelphia Cons Hldg Corp  COM	717528103  10,243   175,000    SH 	SOLE  01 02 03 04 05 06 07  175,000
QLT Inc			     COM	746927102  327	    100,000    SH 	SOLE  01 02 03 04 05 06 07  100,000
QLT Inc			     COM	746927102  1,079    330,000    SH 	SOLE  02 03 04 05 06 07     330,000
Rockwell Automation Inc	     COM	773903109  859	    23,000     SH 	SOLE  02 03 04 05 06 07     23,000
Sciele Pharma Inc	     COM	808627103  3,077    100,000    SH 	SOLE  01 02 03 04 05 06 07  100,000
Secure Computing Corp	     COM	813705100  1,674    305,600    SH 	SOLE  01 02 03 04 05 06 07  305,600
Sovereign Bancorp Inc	     COM	845905108  344	    87,000     SH 	SOLE  02 03 04 05 06 07     87,000
Suntrust Bks Inc	     COM	867914103  855	    19,000     SH 	SOLE  02 03 04 05 06 07     19,000
Transalta Corp		     COM	89346D107  6,931    257,840    SH 	SOLE  01 02 03 04 05 06 07  257,840
Wachovia Corp New	     COM	929903102  350	    100,000    SH 	SOLE  01 02 03 04 05 06 07  100,000
XL Cap Ltd		     CL A	G98255105  538	    30,000     SH 	SOLE  02 03 04 05 06 07     30,000
Zions Bancorporation	     COM	989701107  968	    25,000     SH 	SOLE  02 03 04 05 06 07     25,000
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